March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Taxable Municipal Bond Trust (BBN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Commercial Services & Supplies(a) — 2.9%
Grand Canyon University, 5.13%, 10/01/28	$6,022	$ 5,937,031
Rensselaer Polytechnic Institute, Series 2018, 5.25%, 09/01/48	18,190	16,184,185
Wesleyan University, 4.78%, 07/01/2116	11,000	8,486,805
		30,608,021
Financial Services(b) — 1.8%
MMH Master LLC
6.38%, 02/01/34	2,326	2,381,671
6.50%, 02/01/39	6,475	6,630,099
6.75%, 02/01/44	7,300	7,619,281
Western Group Housing LP, 6.75%, 03/15/57	2,345	2,454,586
		19,085,637
Health Care Providers & Services — 3.6%
Ascension Health, Series 2025, 4.92%, 11/15/35(a)	4,750	4,693,348
CommonSpirit Health, 5.32%, 12/01/34(a)	5,000	5,008,144
Ochsner Clinic Foundation, 5.90%, 05/15/45(a)	5,000	4,841,070
Sutter Health, Series 2025, 5.54%, 08/15/35(a)	10,490	10,823,088
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	15,000	12,734,934
		38,100,584
Interactive Media & Services — 1.1%
Meta Platforms, Inc., 5.50%, 11/15/45(a)	12,550	11,876,260
Internet Software & Services — 0.9%
Amazon.com, Inc., 5.65%, 03/13/46	10,000	9,965,403
Pharmaceuticals — 0.9%
AbbVie, Inc., 4.75%, 03/15/36(a)	9,360	9,183,272
Total Corporate Bonds — 11.2% (Cost: $125,978,392)		118,819,177
Municipal Bonds
Alabama — 0.5%
Alabama Incentives Financing Authority, Refunding RB, Series B, (AGM), 3.54%, 09/01/42	4,970	4,158,295
Jacksonville Public Educational Building Authority, RB, (AGM), 7.00%, 08/01/46	1,365	1,485,154
		5,643,449
Alaska — 0.9%
Alaska Housing Finance Corp., RB, S/F Housing, Series C, 6.25%, 12/01/53(a)	8,715	9,162,259
Arizona — 3.4%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	11,540	12,165,888
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	24,545	23,599,669
		35,765,557
Arkansas — 0.8%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 7.38%, 07/01/48(b)	7,400	8,005,872
California — 20.8%
Alameda Corridor Transportation Authority, Refunding RB, CAB(c)
Series B, Senior Lien, 0.00%, 10/01/42	5,000	1,974,948
Series D, Subordinate, (AGM), 0.00%, 10/01/40	3,775	1,631,908
Security	Par (000)	Value
California (continued)
Alameda County Joint Powers Authority, RB, BAB, Series A, 7.05%, 12/01/44(a)	$11,000	$ 12,316,382
Bay Area Toll Authority, RB, BAB, Series S-3, 6.91%, 10/01/50	14,000	15,729,399
California Infrastructure & Economic Development Bank, RB, 5.50%, 01/01/38(b)	4,500	3,948,696
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(b)(d)	3,325	1,762,250
California State Public Works Board, RB, BAB, Series G-2, 8.36%, 10/01/34(a)	17,050	20,075,869
California State University, Refunding RB, Series B, 2.80%, 11/01/41	5,000	3,717,497
Cerritos Community College District, Refunding GO, 3.00%, 08/01/38	1,000	829,308
City & County of San Francisco California, COP, Class A, 6.38%, 10/01/43	8,480	8,671,812
City of Chula Vista California, RB, 2.40%, 06/01/36	1,275	1,024,945
City of Huntington Beach California, Refunding RB
3.28%, 06/15/40(a)	6,000	4,903,648
3.38%, 06/15/44	1,500	1,146,738
City of Orange California, RB, (BAM), 3.12%, 06/01/44	2,000	1,474,587
City of Riverside California, RB, Series A, (BAM-TCRS), 3.86%, 06/01/45	1,500	1,319,685
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29(a)	7,535	7,803,682
Golden State Tobacco Securitization Corp., Refunding RB
(SAP), 3.12%, 06/01/38	9,100	7,579,744
Class B, (SAP), 3.29%, 06/01/42	500	389,357
Series A-1, 3.71%, 06/01/41	26,275	20,816,169
Series A-1, 4.21%, 06/01/50	22,500	17,040,778
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42	10,000	10,800,651
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	5,330	5,655,244
San Diego County Regional Airport Authority, ARB, Series B, 5.59%, 07/01/43	3,570	3,569,719
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	7,200	5,455,187
State of California, GO, BAB(a)
7.55%, 04/01/39	9,035	10,725,201
7.35%, 11/01/39	5,000	5,768,610
7.63%, 03/01/40	8,950	10,650,953
7.60%, 11/01/40	15,000	17,992,551
State of California, Refunding GO(a)
5.13%, 03/01/38	10,010	10,045,875
5.88%, 10/01/41	5,000	5,232,433
		220,053,826
Colorado — 1.8%
Colorado Health Facilities Authority, Refunding RB, Series B, 4.48%, 12/01/40	11,885	10,412,034
Colorado Housing and Finance Authority, RB, S/F Housing, Series B-1, Class I, (GNMA), 6.25%, 11/01/54	1,760	1,876,435
Denver City & County School District No. 1, Refunding COP, Series B, 7.02%, 12/15/37	6,000	6,834,469
		19,122,938

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut — 1.7%
Connecticut Housing Finance Authority, RB, S/F Housing, Series E-1, Class T, Sustainability Bonds, 5.37%, 11/15/44(a)	$6,575	$ 6,311,092
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-2, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.41%, 05/15/55	9,675	9,882,061
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series G-2, 4.25%, 07/01/27(b)	1,545	1,539,981
		17,733,134
District of Columbia — 1.8%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, BAB, Series D, 8.00%, 10/01/47(a)	10,750	13,153,025
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	5,000	5,881,607
		19,034,632
Florida — 5.2%
Capital Trust Agency, Inc., RB, 5.50%, 06/15/26(b)	235	234,151
County of Miami-Dade Seaport Department, ARB, 6.22%, 11/01/55	3,295	3,383,515
Florida Development Finance Corp., RB, Series D, 5.75%, 12/15/26(b)	650	617,500
Florida Development Finance Corp., Refunding RB
Class B, 4.01%, 04/01/40	2,500	2,161,094
Series B, 4.11%, 04/01/50	5,000	3,979,772
AMT, 0.00%, 07/15/32(b)(e)	1,150	402,500
Miami-Dade County Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	12,250	11,240,377
State Board of Administration Finance Corp., RB, Series A, 5.53%, 07/01/34(a)	18,300	19,175,580
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	13,500	13,477,443
		54,671,932
Georgia — 5.6%
East Point Business & Industrial Development Authority, RB, Series B, 5.25%, 06/15/31(b)(e)(f)	860	516,000
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57(a)	24,720	26,500,661
6.66%, 04/01/57	19,972	21,548,709
7.06%, 04/01/57	9,174	10,142,824
		58,708,194
Hawaii — 0.7%
State of Hawaii, GO, Series GK, 6.05%, 10/01/36	5,000	5,402,719
State of Hawaii, Refunding GO, Series GC, 2.37%, 10/01/35	2,500	2,059,539
		7,462,258
Idaho — 1.6%
Idaho Housing & Finance Association, RB, S/F Housing
Series B, (FHLMC, FNMA, GNMA), 6.25%, 07/01/54	5,470	5,792,058
Series E, (FHLMC, FNMA, GNMA), 6.06%, 01/01/44(a)	10,010	10,140,670
Idaho Housing & Finance Association, Refunding RB, 8.00%, 03/01/39(b)	600	601,079
		16,533,807
Illinois — 15.5%
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	8,510	8,399,290
Security	Par (000)	Value
Illinois (continued)
Chicago Board of Education, GO, BAB (continued)
6.52%, 12/01/40	$9,745	$ 9,302,872
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	1,500	1,643,166
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	7,024	7,843,873
Series B, 6.90%, 12/01/40	4,311	4,813,412
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40(a)	15,473	16,349,007
City of Chicago Illinois Wastewater Transmission Revenue, RB, BAB, Series B, 2nd Lien, 6.90%, 01/01/40(a)	36,000	39,360,870
City of Chicago Illinois Waterworks Revenue, RB, BAB, Series B, 2nd Lien, 6.74%, 11/01/40	15,250	16,684,418
Illinois Finance Authority, RB, 6.69%, 07/01/33	2,925	2,980,756
Illinois Housing Development Authority, RB, S/F Housing
Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.88%, 10/01/49	3,800	3,762,400
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.90%, 10/01/46	6,790	6,780,958
Illinois Municipal Electric Agency, RB, BAB, 7.29%, 02/01/35(a)	5,425	5,837,834
Northern Illinois Municipal Power Agency, RB, BAB, 7.82%, 01/01/40	5,000	5,790,641
State of Illinois, GO, BAB
6.63%, 02/01/35	1,869	1,957,348
7.35%, 07/01/35(a)	25,611	27,535,447
Series 3, 6.73%, 04/01/35(a)	4,862	5,089,739
		164,132,031
Indiana — 1.5%
Indiana Finance Authority, RB, BAB, Series B, 6.60%, 02/01/39(a)	7,900	8,687,703
Indiana Municipal Power Agency, RB, BAB, Series A, 5.59%, 01/01/42	7,260	7,071,342
		15,759,045
Kentucky — 0.9%
Westvaco Corp., RB, 7.67%, 01/15/27(b)	9,400	9,607,076
Louisiana — 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A-3, 5.20%, 12/01/39(a)	9,750	9,913,652
Maryland — 2.6%
Maryland Community Development Administration, RB, S/F Housing
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.15%, 09/01/38	5,000	5,195,234
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.23%, 09/01/43	10,000	10,184,481
Maryland Economic Development Corp., RB
4.00%, 04/01/34	9,090	6,725,715
Sustainability Bonds, 5.94%, 05/31/57	5,000	5,015,044
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 6.25%, 03/01/27(b)	255	253,275
		27,373,749
Massachusetts — 6.8%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, 5.73%, 06/01/40(a)	5,000	5,181,104
Massachusetts Educational Financing Authority, RB
Series A, 3.61%, 07/01/36	8,465	7,662,944
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Educational Financing Authority, RB (continued)
Series A, 5.95%, 07/01/44	$13,695	$ 14,017,136
Series A, 6.17%, 07/01/50	15,000	15,388,476
Massachusetts Educational Financing Authority, Refunding RB
Series A, 4.95%, 07/01/38	13,355	12,899,823
Series A, 6.35%, 07/01/49	8,885	9,221,631
Massachusetts Housing Finance Agency, RB, S/F Housing, Series 226, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.84%, 12/01/42	3,170	3,187,813
Massachusetts Port Authority, Refunding RB, Series C, 2.72%, 07/01/42	5,055	3,840,494
		71,399,421
Michigan — 4.2%
Michigan Finance Authority, RB
6.38%, 06/01/33(b)(e)	1,000	480,000
Series D, 5.02%, 11/01/43	7,500	7,185,548
Michigan Finance Authority, Refunding RB, CAB, Series B, 0.00%, 06/01/45(c)	50,000	13,321,280
Michigan State Housing Development Authority, RB, S/F Housing, Series B, Sustainability Bonds, 5.77%, 12/01/44	3,125	3,098,114
Michigan State University, RB, BAB, Series A, 6.17%, 02/15/50(a)	5,500	5,637,296
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48(a)	14,575	13,250,047
Western Michigan University, Refunding RB, Series B, (AGM), 2.88%, 11/15/43	1,500	1,135,782
		44,108,067
Minnesota — 1.8%
Minnesota Housing Finance Agency, RB, S/F Housing, Series P, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.79%, 07/01/44	3,000	3,018,118
Southern Minnesota Municipal Power Agency, Refunding RB, BAB, Series A, 5.93%, 01/01/43	8,000	8,166,280
Western Minnesota Municipal Power Agency, RB, BAB, 6.77%, 01/01/46	5,000	5,423,870
Western Minnesota Municipal Power Agency, Refunding RB, Series A, 3.23%, 01/01/46	3,000	2,286,296
		18,894,564
Missouri — 1.9%
Curators of the University of Missouri, RB, BAB, 5.79%, 11/01/41	7,000	7,120,785
Missouri Joint Municipal Electric Utility Commission, RB, BAB, 7.73%, 01/01/39	11,000	13,025,343
		20,146,128
Nevada — 0.8%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	2,000	2,213,103
Nevada Housing Division, RB, S/F Housing, Series F, (FHLMC, FNMA, GNMA), 5.52%, 10/01/44	6,485	6,296,517
		8,509,620
New Hampshire — 2.6%
New Hampshire Business Finance Authority, RB, 3.78%, 01/01/36	2,490	1,832,590
New Hampshire Business Finance Authority, Refunding RB
3.30%, 04/01/32	12,895	9,416,725
Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, Refunding RB (continued)
2.87%, 07/01/35	$4,655	$ 3,342,377
Series A, 6.89%, 04/01/34(b)	8,835	9,237,995
New Hampshire Health and Education Facilities Authority Act, RB, Class A, 5.04%, 11/01/34	4,130	4,132,359
		27,962,046
New Jersey — 8.0%
New Jersey Economic Development Authority, RB
Series A, (NPFGC), 7.43%, 02/15/29	15,535	16,293,571
Series B, 7.00%, 06/15/30(b)	2,625	2,625,903
New Jersey Educational Facilities Authority, Refunding RB
(AGM), 3.51%, 07/01/42	6,000	4,887,777
(AGM), 3.61%, 07/01/50	1,500	1,097,931
New Jersey Institute of Technology, Refunding RB, Series B, 3.42%, 07/01/42(a)	7,500	6,091,742
New Jersey Transportation Trust Fund Authority, Refunding RB, 4.08%, 06/15/39	7,230	6,572,990
New Jersey Turnpike Authority, RB, BAB(a)
Series A, 7.10%, 01/01/41	34,000	39,224,301
Series F, 7.41%, 01/01/40	6,790	8,025,950
		84,820,165
New York — 11.3%
City of New York, GO
Series H, 6.29%, 02/01/45	7,260	7,554,579
Series D-1, Sustainability Bonds, 5.11%, 10/01/54	3,930	3,589,811
City of New York, Refunding GO
Series D, 2.17%, 08/01/34(g)	4,305	3,592,294
Series D, 2.17%, 08/01/34	2,980	2,466,305
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39(a)	11,620	13,464,525
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	2,220	2,371,356
Series TR, 6.69%, 11/15/40	19,705	21,259,900
Metropolitan Transportation Authority, Refunding RB, Series C2, Sustainability Bonds, 5.18%, 11/15/49	340	317,218
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 3.10%, 11/01/45	1,310	943,623
Series D, Sustainability Bonds, (HUD SECT 8), 5.40%, 08/01/49(a)	6,550	6,243,573
New York City Municipal Water Finance Authority, RB, BAB, 5.95%, 06/15/42	5,000	5,122,109
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44(a)	7,590	7,636,527
New York State Dormitory Authority, RB, Series B, 5.99%, 07/01/45	5,145	5,303,847
New York State Dormitory Authority, RB, BAB, Series H, 5.39%, 03/15/40(a)	15,000	14,936,412
New York State Dormitory Authority, Refunding RB
2.99%, 07/01/40	7,090	5,723,289
Class B, 2.69%, 07/01/40	3,000	2,284,655
Port Authority of New York & New Jersey, RB, 5.65%, 11/01/40	2,115	2,210,879
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-3, 2.51%, 05/15/35(a)	10,390	8,735,925

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series A-3, 2.92%, 05/15/40	$3,000	$ 2,337,846
United Nations Development Corp., Refunding RB, Series A, 6.54%, 08/01/55	3,400	3,588,537
		119,683,210
North Carolina — 0.6%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 53-B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	6,535	6,846,299
Ohio — 3.5%
American Municipal Power, Inc., RB, Series B, 7.83%, 02/15/41(a)	20,760	25,067,712
Ohio University, RB, 5.59%, 12/01/2114	10,100	9,253,374
State of Ohio, Refunding RB, 3.28%, 01/01/42	3,000	2,539,727
		36,860,813
Oklahoma — 1.5%
Oklahoma Development Finance Authority, RB
Series A-3, 5.09%, 02/01/52(a)	6,750	6,461,125
Series A-3, 4.71%, 05/01/52	3,695	3,374,433
Series B, 11.00%, 09/01/41(b)	2,900	2,707,363
Oklahoma Municipal Power Authority, RB, BAB, 6.44%, 01/01/45	3,500	3,680,179
		16,223,100
Pennsylvania — 3.5%
Commonwealth Financing Authority, RB
Series A, 4.14%, 06/01/38	4,435	4,152,119
Series A, 3.81%, 06/01/41	6,110	5,249,919
Pennsylvania Economic Development Financing Authority, RB, BAB, Series B, 6.53%, 06/15/39(a)	23,050	25,019,203
Pennsylvania Turnpike Commission, Refunding RB, Series 1, 3.58%, 12/01/43	3,630	2,967,389
		37,388,630
Puerto Rico — 1.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	3,465	3,293,992
Series A-2, Restructured, 4.55%, 07/01/40	14,899	12,921,569
		16,215,561
South Carolina — 2.4%
South Carolina Jobs-Economic Development Authority, RB, 7.35%, 08/15/30(b)	710	699,288
South Carolina Public Service Authority, RB, BAB, Series C, (AGM-CR), 6.45%, 01/01/50(a)	11,290	12,073,756
South Carolina Public Service Authority, Refunding RB
Series C, 5.78%, 12/01/41	4,595	4,795,678
Series D, (AGM), 6.45%, 12/01/42	2,870	3,214,655
South Carolina Student Loan Corp., RB
Series A, 5.13%, 12/01/36	1,835	1,823,325
Series A, 3.59%, 12/01/39	3,265	3,209,217
		25,815,919
Tennessee — 5.0%
Memphis-Shelby County Industrial Development Board, Refunding TA, Series B, 5.45%, 07/01/45	5,875	4,436,969
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, BAB, Series A-2, 7.43%, 07/01/43(a)	35,105	39,444,884
Security	Par (000)	Value
Tennessee (continued)
Tennessee Housing Development Agency, RB, S/F Housing
Series 1B, Sustainability Bonds, 5.92%, 07/01/49	$540	$ 540,054
Series 2B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.91%, 07/01/44	5,000	5,076,871
Tennessee State School Bond Authority, Refunding RB, Series A, 2.56%, 11/01/41(a)	4,525	3,424,379
		52,923,157
Texas — 9.0%
Alamo Regional Mobility Authority, Refunding RB, Series B, 3.28%, 06/15/46	5,910	4,325,646
Arlington Higher Education Finance Corp., RB(b)(e)
5.50%, 04/01/30	500	250,000
6.50%, 11/01/32	1,280	768,000
Arlington Higher Education Finance Corp., Refunding RB, Series B, 4.00%, 08/15/28	765	741,422
City of San Antonio Texas Customer Facility Charge Revenue, ARB, 5.87%, 07/01/45	7,500	7,288,069
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.47%, 02/01/45	12,500	12,526,709
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48	2,500	2,308,237
Hidalgo County Regional Mobility Authority, Refunding RB, Series B, (AGM), 2.91%, 12/01/40	5,000	3,892,669
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 2.99%, 11/01/41	4,750	3,729,962
New Caney Independent School District, Refunding GO, (PSF), 2.40%, 02/15/42(a)	7,025	5,045,836
New Hope Higher Education Finance Corp., RB, Series B, 5.00%, 06/15/27(b)	265	261,869
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(b)	8,285	7,532,001
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)	10,000	10,008,505
Rockwall Independent School District, Refunding GO, (PSF), 2.38%, 02/15/46	5,000	3,317,982
Texas Natural Gas Securitization Finance Corp., RB, Series 2023-1, Class A2, 5.17%, 04/01/41(a)	10,000	10,127,821
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	25,000	19,929,190
United Independent School District, Refunding GO, (PSF), 2.85%, 08/15/44	3,885	2,848,682
		94,902,600
Utah — 0.4%
Utah Housing Corp., RB, S/F Housing
Series D, (FHLMC, FNMA, GNMA), 6.25%, 07/01/54	2,700	2,856,068
Series I, (FHLMC, FNMA, GNMA), 5.96%, 07/01/45	875	880,773
		3,736,841
Virginia — 4.0%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	28,655	22,318,918
Virginia Housing Development Authority, RB, M/F Housing
Series C, 3.33%, 04/01/40	5,000	4,189,840
Series D, 3.52%, 06/01/40	4,000	3,430,309
Series F, (HUD SECT 8), 3.13%, 07/01/45	3,425	2,519,661
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Virginia Housing Development Authority, RB, S/F Housing
Series A, 5.57%, 10/01/49	$5,845	$ 5,738,052
Series E, 5.82%, 07/01/44(a)	3,670	3,699,770
		41,896,550
Washington — 1.8%
Washington State Convention Center Public Facilities District, RB, BAB, 6.79%, 07/01/40	17,800	19,121,015
West Virginia — 1.5%
Tobacco Settlement Finance Authority, RB, Series B, 0.00%, 06/01/47(c)	1,600	148,366
Tobacco Settlement Finance Authority, Refunding RB
Series A, Class 1, 4.31%, 06/01/49	10,000	7,388,060
Series B, Class 2, 4.88%, 06/01/49	8,030	7,878,429
		15,414,855
Wisconsin(b) — 0.9%
Public Finance Authority, RB
5.38%, 06/15/28	250	245,026
5.25%, 01/01/31	845	769,818
Series B, Class S, 5.25%, 06/15/26	50	49,923
Public Finance Authority, RB, M/F Housing, 6.70%, 02/01/55	7,550	7,574,133
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49	1,470	1,269,582
		9,908,482
Total Municipal Bonds — 139.2% (Cost: $1,451,047,834)		1,471,460,454

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)(h)	27,664	45,646
Total Warrants — 0.0% (Cost: $ — )		45,646
Total Long-Term Investments — 150.4% (Cost: $1,577,026,226)		1,590,325,277
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(i)(j)	4,989,151	$ 4,989,151
Total Short-Term Securities — 0.5% (Cost: $4,989,151)		4,989,151
Total Investments — 150.9% (Cost: $1,582,015,377)		1,595,314,428
Liabilities in Excess of Other Assets — (50.9)%		(537,827,714)
Net Assets — 100.0%		$ 1,057,486,714

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 5,826,343	$ —	$ (837,192)(a)	$ —	$ —	$ 4,989,151	4,989,151	$ 84,494	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Bank PLC	3.84%(b)	05/16/25	Open	$ 8,721,212	$ 9,051,238	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.85 (b)	05/16/25	Open	4,575,000	4,748,532	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.85 (b)	05/16/25	Open	13,106,250	13,603,377	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.85 (b)	05/16/25	Open	7,375,637	7,655,400	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.85	05/16/25	Open	25,434,856	26,399,614	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.85 (b)	05/16/25	Open	5,880,938	6,104,005	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	3.95 (b)	05/16/25	Open	17,865,375	18,547,535	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	3.95 (b)	05/16/25	Open	15,193,750	15,773,898	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	3.95 (b)	05/16/25	Open	17,573,750	18,244,774	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	3.95 (b)	05/16/25	Open	38,160,000	39,617,076	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	05/16/25	Open	4,775,000	4,952,765	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	10,113,500	10,495,459	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	7,945,000	8,245,061	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	38,308,331	39,740,531	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	7,409,737	7,686,759	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	18,551,250	19,251,879	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	15,994,981	16,599,067	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	3,527,788	3,661,214	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	6,743,344	6,998,021	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	6,562,188	6,810,023	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	1,515,000	1,572,217	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	16,912,500	17,551,238	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	10,209,550	10,592,913	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	5,901,063	6,124,251	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	8,324,625	8,639,476	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	4,359,713	4,524,367	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	19,202,562	19,927,790	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	12,811,050	13,294,888	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	10,387,500	10,779,807	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	11,852,500	12,300,781	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	5,431,250	5,636,669	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	9,506,250	9,869,415	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	05/16/25	Open	12,224,781	12,688,474	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85	05/29/25	Open	15,342,400	15,891,062	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	06/26/25	Open	8,182,125	8,449,612	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	09/09/25	Open	9,962,500	10,192,717	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	09/10/25	Open	5,093,750	5,210,807	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	09/18/25	Open	6,107,875	6,241,994	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	09/18/25	Open	5,737,500	5,864,052	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	09/24/25	Open	6,580,700	6,719,882	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	09/30/25	Open	3,218,406	3,284,142	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	11/03/25	Open	4,688,213	4,764,708	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	11/03/25	Open	4,794,563	4,872,894	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	3.95	11/06/25	Open	694,025	705,302	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	12/01/25	Open	8,671,425	8,785,442	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	12/01/25	Open	6,436,363	6,520,992	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	3.79 (b)	12/31/25	Open	4,565,938	4,609,680	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.74 (b)	01/29/26	Open	7,878,750	7,878,750	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	02/02/26	Open	5,560,625	5,595,116	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	03/02/26	Open	9,934,925	9,966,800	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.74	03/12/26	04/09/26	10,319,537	10,340,979	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	11,467,562	11,491,390	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/13/26	04/09/26	8,658,000	8,675,090	Corporate Bonds	Up to 30 Days
TD Securities (USA) LLC	3.82 (b)	03/31/26	Open	4,693,750	4,694,248	Corporate Bonds	Open/Demand
				$ 551,045,163	$ 568,444,173

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Taxable Municipal Bond Trust (BBN)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	343	06/18/26	$ 38,068	$ 619,027
U.S. Long Bond	577	06/18/26	65,562	2,136,721
				$ 2,755,748
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 118,819,177	$ —	$ 118,819,177
Municipal Bonds	—	1,471,460,454	—	1,471,460,454
Warrants	—	—	45,646	45,646
Short-Term Securities
Money Market Funds	4,989,151	—	—	4,989,151
	$4,989,151	$1,590,279,631	$45,646	$1,595,314,428
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 2,755,748	$ —	$ —	$ 2,755,748

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $568,444,173 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
Portfolio Abbreviation (continued)
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Taxable Municipal Bond Trust (BBN)

Portfolio Abbreviation (continued)
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAP	Subject to Appropriations
TA	Tax Allocation
Schedule of Investments